Note 8 - Income Taxes (Details) - Tax Years Subject To Examination By The Major Tax Jurisdiction Indicated	12 Months Ended
Dec. 31, 2013
BRAZIL | Minimum [Member]
Income Tax Examination [Line Items]
Income tax jurisdiction	2008
BRAZIL | Maximum [Member]
Income Tax Examination [Line Items]
Income tax jurisdiction	2013
CHINA | Minimum [Member]
Income Tax Examination [Line Items]
Income tax jurisdiction	2011
CHINA | Maximum [Member]
Income Tax Examination [Line Items]
Income tax jurisdiction	2013
FRANCE | Minimum [Member]
Income Tax Examination [Line Items]
Income tax jurisdiction	2010
FRANCE | Maximum [Member]
Income Tax Examination [Line Items]
Income tax jurisdiction	2013
GERMANY | Minimum [Member]
Income Tax Examination [Line Items]
Income tax jurisdiction	2009
GERMANY | Maximum [Member]
Income Tax Examination [Line Items]
Income tax jurisdiction	2013
ITALY | Minimum [Member]
Income Tax Examination [Line Items]
Income tax jurisdiction	2008
ITALY | Maximum [Member]
Income Tax Examination [Line Items]
Income tax jurisdiction	2013
JAPAN | Minimum [Member]
Income Tax Examination [Line Items]
Income tax jurisdiction	2012
JAPAN | Maximum [Member]
Income Tax Examination [Line Items]
Income tax jurisdiction	2013
NETHERLANDS | Minimum [Member]
Income Tax Examination [Line Items]
Income tax jurisdiction	2007
NETHERLANDS | Maximum [Member]
Income Tax Examination [Line Items]
Income tax jurisdiction	2013
SINGAPORE | Minimum [Member]
Income Tax Examination [Line Items]
Income tax jurisdiction	2008
SINGAPORE | Maximum [Member]
Income Tax Examination [Line Items]
Income tax jurisdiction	2013
UNITED KINGDOM | Minimum [Member]
Income Tax Examination [Line Items]
Income tax jurisdiction	2008
UNITED KINGDOM | Maximum [Member]
Income Tax Examination [Line Items]
Income tax jurisdiction	2013
UNITED STATES | Minimum [Member]
Income Tax Examination [Line Items]
Income tax jurisdiction	2006
UNITED STATES | Maximum [Member]
Income Tax Examination [Line Items]
Income tax jurisdiction	2013